CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 1,990	$ 289	¥ 3,245
Due from related parties (note 3)		129,506	18,826	55,940
Accounts receivable		0	0	24
Advances to suppliers (note 5)		1,188	173	5,298
Inventories (note 6)		81,947	11,912	23,226
Other current assets (note 7)		247	33	1,326
Total current assets		214,878	31,233	89,059
Land use rights, net (note 8)		16,564	2,408	19,108
Plant and equipment, net (note 9)		172,748	25,112	177,317
Long-term investment (note 10)		16,347	2,376	18,721
Acquired intangible assets, net (note 11)		8,362	1,216	15,739
Other assets (note 12)		1,202	175	4,196
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB312,578 and RMB423,533 as of September 30, 2017 and 2018, respectively)		430,101	62,520	324,140
Current liabilities:
Short-term borrowings (note 13)		0	0	15,000
Current portion of long-term borrowings (note 13)		78,235	11,373	35,504
Accounts payable		7,955	1,156	1,454
Due to growers		7,984	1,161	6,535
Due to related parties (note 3)		293,732	42,699	11,592
Advances from customers		6,338	921	1,866
Notes payable (note 14)		0	0	8,335
Other payables and accrued expenses (note 15)		37,927	5,513	31,178
Current liabilities of discontinued operations (note 4)		0	0	22,640
Total current liabilities		432,171	62,823	134,104
Long-term borrowing (note 13)		0	0	56,769
Other long-term liability (note 16)		21,278	3,093	20,468
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB200,687 and RMB450,585 as of September 30, 2017 and 2018, respectively)		453,449	65,916	211,341
Commitments and contingencies (note 23)
Shareholders' equity:
Preferred stock(no par value; 1,000,000 shares authorized, none issued)		0	0	0
Common stock (no par value; 60,000,000 shares authorized, 2,937,430 and 3,261,153 shares issued as of September 30, 2017 and 2018; 2,859,668 and 3,196,244 shares outstanding as of September 30, 2017 and 2018, respectively)	[1]	0	0	0
Additional paid-in capital		428,311	62,262	411,981
Accumulated deficit		(411,723)	(59,850)	(258,060)
Treasury stock at cost (77,762 and 64,909 shares as of September 30, 2017 and 2018, respectively) (note 18)	[1]	(19,163)	(2,786)	(22,791)
Accumulated other comprehensive loss		(22,136)	(3,220)	(18,821)
Total Origin Agritech Limited shareholders' equity		(24,711)	(3,594)	112,309
Non-controlling interests		1,363	198	490
Total equity		(23,348)	(3,396)	112,799
Total liabilities and equity		¥ 430,101	$ 62,520	¥ 324,140

[1]	Retrospectively restated for effect of reverse stock split